Debt (Schedule of Debt Maturities) (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
2026	$ 902
2027	77
2028	1,079
2029	1,129
2030	1,130
2031 & thereafter	16,884
Total	21,201	$ 20,887
Finance lease liabilities	5	7
Total debt	$ 21,206	$ 20,894